Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of quantitative information about right-of-use assets

	Property	Motor vehicles	Total
	RMB’000	RMB’000	RMB’000
Cost

As of January 1, 2023	132,246	8,734	140,980
Additions	23,271	—	23,271
Derecognition	(6,035)	—	(6,035)
Effect of movement in exchange rates	585	—	585

As of December 31, 2023	150,067	8,734	158,801

Additions	59,159	4,488	63,647
Derecognition	(60,738)	(5,059)	(65,797)
Effect of movement in exchange rates	300	—	300

As of December 31, 2024	148,788	8,163	156,951

Accumulated depreciation:

As of January 1, 2023	(72,845)	(3,725)	(76,570)
Charge for the year	(34,630)	(1,575)	(36,205)
Derecognition	6,035	—	6,035
Effect of movement in exchange rates	(403)	—	(403)

As of December 31, 2023	(101,843)	(5,300)	(107,143)

Charge for the year	(36,609)	(1,875)	(38,484)
Derecognition	57,531	4,848	62,379
Effect of movement in exchange rates	(139)	—	(139)

As of December 31, 2024	(81,060)	(2,327)	(83,387)

Carrying amounts:

As of December 31, 2023	48,224	3,434	51,658

As of December 31, 2024	67,728	5,836	73,564

Schedule of analysis of expense items in relation to leases recognized in profit or loss
The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets by class of underlying asset:
Properties	30,035	34,630	36,609
Vehicles	1,713	1,575	1,875

	31,748	36,205	38,484

Interest on lease liabilities (Note 8)	3,574	2,853	2,275
Expense relating to short-term leases and other leases with remaining lease term ending on or before December 31	1,366	933	1,686

	36,688	39,991	42,445